GENERAL (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Current assets	$ 16,785
Property and equipment	1,088
Goodwill	77,013
Intangible assets	38,146
Other long-term assets	78
Total assets acquired	133,110
Current liabilities	10,595
Deferred revenues	5,742
Deferred tax liabilities	15,071
Other long-term liabilities	351
Total liabilities acquired	31,759
Total purchase price	$ 101,351